Derivative Financial Instruments - Gain (loss) on Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
(Loss)/Gain on Derivatives
Unrealized (loss)/gain on derivative financial instruments held for trading	$ 92,409	$ 59,407	$ (64,044)
Ineffective portion of cash flow hedges	398	(5)	(323)
Total gain/(loss) on derivatives	74,807	22,680	(84,658)
Interest rate swaps held for trading
(Loss)/Gain on Derivatives
Unrealized (loss)/gain on derivative financial instruments held for trading	88,678	60,663	(63,982)
Realized gain/(loss) on derivative financial instruments held for trading	(12,065)	(35,585)	(20,855)
Forward foreign exchange contracts held for trading
(Loss)/Gain on Derivatives
Unrealized (loss)/gain on derivative financial instruments held for trading	3,731	(1,256)	(21)
Realized gain/(loss) on derivative financial instruments held for trading	$ (5,935)	$ (1,137)	$ 564